Consolidated Cash Flow Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (190,071)	$ (158,240)	$ (24,903)
Loss from sales of vessels	0	23,345	2,078
Depreciation	176,723	141,418	121,461
Amortization of restricted stock	25,547	22,385	30,207
Amortization of deferred financing fees	10,541	13,381	14,149
Write-off of deferred financing fees	13,212	2,467	14,479
Bargain purchase gain	0	(5,417)	0
Share based transaction costs	0	5,973	0
Unrealized gain on derivative financial instruments	0	0	(1,371)
Amortization of acquired time charter contracts	0	0	65
Accretion of Convertible Notes	13,225	12,211	11,562
Accretion of fair market measurement on debt assumed from merger with NPTI	3,779	1,478	0
Loss on exchange of Convertible Notes	17,838	0	0
Gain on repurchase of Convertible Notes	0	0	(994)
Cash flows from (used) in operating activities before changes in assets and liabilities	70,794	59,001	166,733
Changes in assets and liabilities:
Decrease / (increase) in inventories	1,535	(1,319)	564
(Increase) / decrease in accounts receivable	(4,298)	(1,478)	26,688
Decrease / (Increase) in prepaid expenses and other current assets	2,227	12,219	(5,546)
(Increase) / decrease in other assets	(1,226)	(22,651)	2,045
(Decrease) / increase in accounts payable	(1,382)	3,694	(2,487)
Decrease in accrued expenses	(9,860)	(7,665)	(9,486)
Total changes in assets and liabilities	(13,004)	(17,200)	11,778
Net cash inflow from operating activities	57,790	41,801	178,511
Investing activities
Acquisition of vessels and payments for vessels under construction	(26,057)	(258,311)	(126,842)
Proceeds from disposal of vessels	0	127,372	158,175
Net cash paid for the merger with NPTI	0	(23,062)	0
Drydock, scrubber and BWTS payments (owned and bareboat-in vessels)	(26,680)	(5,922)	0
Net cash (outflow) / inflow from investing activities	(52,737)	(159,923)	31,333
Financing activities
Debt repayments	(865,594)	(546,296)	(753,431)
Issuance of debt	1,007,298	525,642	565,028
Debt issuance costs	(23,056)	(11,758)	(10,679)
Refund of debt issuance costs due to early debt repayment	2,826	0	0
Increase in restricted cash	(897)	(2,279)	0
Repayment of Convertible Notes	0	0	(8,393)
Gross proceeds from issuance of common stock	337,000	303,500	0
Equity issuance costs	(17,073)	(15,056)	(24)
Dividends paid	(15,127)	(9,561)	(86,923)
Redemption of NPTI Redeemable Preferred Shares	0	(39,495)	0
Repurchase of common stock	(23,240)	0	(16,505)
Net cash inflow / (outflow) from financing activities	402,137	204,697	(310,927)
Increase / (decrease) in cash and cash equivalents	407,190	86,575	(101,083)
Cash and cash equivalents at January 1,	186,462	99,887	200,970
Cash and cash equivalents at December 31,	593,652	186,462	99,887
Supplemental information:
Interest paid (which includes $0.2 million, $4.2 million and $6.3 million of interest capitalized during the years ended December 31, 2018, 2017 and 2016, respectively)	155,304	92,034	69,008
Interest capitalized	$ 200	$ 4,200	$ 6,300